Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2012
Legg Mason Esemplia Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Esemplia Emerging Markets Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Effective October 1, 2012, the fund seeks to provide long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 24 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 65 under the heading “Sales Charge Waivers and Reductions.”

		The fund no longer offers Class B shares and Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other expenses” for Class A, Class B, Class C, Class FI, Class R, Class R1 and Class I shares have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports, because the ratios in the financial highlights tables reflect the fund’s historical operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same.
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Prior to October 1, 2012, the fund followed a different investment objective and investment strategies under the name Legg Mason Esemplia Emerging Markets Equity Fund.

Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities and related instruments issued by, or tied economically to, companies in emerging markets.

The fund considers emerging market nations to include countries that, at the time the fund makes an investment, are categorized by the World Bank and its affiliates as “low income” or “middle income,” are included in the Morgan Stanley Capital International (MSCI) Emerging Markets Index or are believed by the subadviser to have similar characteristics to emerging market nations. The fund considers an equity security or related instrument to be issued by a company in an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer has a class of securities listed in an emerging market country; (2) the issuer is organized under the laws of, or has a principal office in, an emerging market country; (3) the issuer derives at least 50% of its revenue from goods produced, sales made or services provided in one or more emerging market countries; or (4) the issuer maintains 50% or more of its assets in one or more emerging market countries. The fund considers a security or related instrument to be tied economically to an emerging market if its value is based on an emerging market equity security(ies).

Generally, the fund invests in a number of different countries. Under normal circumstances, the fund invests in companies in at least eight markets and does not invest more than 25% of its assets in any one country. The fund invests across a range of industries. The fund may invest in securities of issuers of any market capitalization and in securities denominated in either U.S. dollars or foreign currencies.

The fund pursues its investment objective by taking both long and short positions, primarily through equity securities (including exchange-traded funds (“ETFs”)) and equity-linked notes and the use of swap agreements, options, futures and other derivative instruments, and may invest in such instruments without limitation (subject to the fund’s 80% investment policy). The subadviser may use derivative transactions or engage in short sales of equity securities to vary the fund’s market exposure.

A long position arises where the fund holds a security in its portfolio or maintains a position through a derivative instrument that provides economic exposure similar to direct ownership of the security. The fund will have a short position where it sells a security it does not own by delivery of a borrowed security or has entered into a derivative instrument that provides economic exposure similar to a short sale of the security.

		Although the fund intends to maintain an overall long position in its portfolio investments, the fund generally expects to maintain significant short positions in equity securities and equity-related instruments. In certain circumstances, these short positions may approach or reach the size of the overall long position. In addition, at times the fund’s short positions may hedge against all or most of its investment exposure to emerging market securities.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and interest rate risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide; in particular, the values of some sovereign debt and of securities of issuers that purchase sovereign debt have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, legislation recently enacted in the United States is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security or other instrument can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security or instrument. Historically, the prices of investments in small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve greater risk than investments in securities of U.S. issuers. The value of the fund’s securities may decline because of factors affecting foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or the more limited availability of accurate information about foreign issuers, as well as factors affecting the particular issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets. Currency fluctuations could erase investment gains or add to investment losses.

The risks of investments tied to foreign securities are heightened when investing in issuers in emerging market countries. Emerging markets securities are often particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of these securities typically fall.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in fund losses to the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund may incur additional costs related to derivatives, such as transaction costs and custody expenses, which can adversely affect the fund’s performance. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Hedging risk. When a derivative is used as a hedge against a position that the fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the fund’s hedging transactions will be effective.

Short sales risk. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss, which may be substantial. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. The fund may incur additional costs related to short selling, which can adversely affect the fund’s performance.

Credit risk. If an issuer or guarantor of a security or other instrument held by the fund or a counterparty to a financial contract (including a short sale or swap) with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security or other instrument declines, the value of your investment will typically decline.

Portfolio turnover risk. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from fund performance.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments tied to small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of investments in small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Investments in small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio manager believes appropriate and may offer greater potential for losses.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Portfolio selection risk. The value of your investment may decrease if the portfolio manager’s judgment about the attractiveness, value or market trends affecting a particular security or other instrument, industry or sector or about market movements is incorrect.

Regulatory risk. In February 2012, the Commodity Futures Trading Commission (the “CFTC”) adopted certain regulatory changes that could subject the manager of the fund to registration with the CFTC as a commodity pool operator (“CPO”) if the fund is unable to comply with certain trading and marketing limitations. Compliance with these additional registration and regulatory requirements would increase fund expenses. In the event that the manager is required to register as a CPO, the fund’s disclosure and operations would need to comply with all applicable CFTC regulations. The fund and the manager are continuing to analyze the effect of these rules changes on the fund. In addition, the Securities and Exchange Commission (the “SEC”) or the CFTC could at any time alter the current regulatory requirements governing the use of derivatives by mutual funds.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to a composite benchmark of 50% MSCI Emerging Markets Index and 50% Citigroup 90-Day T-Bill Index (an unmanaged index representing monthly return equivalents of yield averages of the last three 3-month Treasury Bill issues). The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 43.81 Worst quarter (12/31/2008): (30.58) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2012, was 4.50
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2011) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Prior to October 1, 2012, the fund followed a different investment objective and investment strategies under the name Legg Mason Esemplia Emerging Markets Equity Fund.

		The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Legg Mason Esemplia Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.02%	[3]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.15%	[5]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.03%
1 year	rr_ExpenseExampleYear01	769
3 years	rr_ExpenseExampleYear03	1,392
5 years	rr_ExpenseExampleYear05	2,038
10 years	rr_ExpenseExampleYear10	3,760
1 year	rr_ExpenseExampleNoRedemptionYear01	769
3 years	rr_ExpenseExampleNoRedemptionYear03	1,392
5 years	rr_ExpenseExampleNoRedemptionYear05	2,038
10 years	rr_ExpenseExampleNoRedemptionYear10	3,760
2006	rr_AnnualReturn2006	32.37%
2007	rr_AnnualReturn2007	35.48%
2008	rr_AnnualReturn2008	(55.72%)
2009	rr_AnnualReturn2009	87.75%
2010	rr_AnnualReturn2010	15.07%
2011	rr_AnnualReturn2011	(28.06%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.58%)
1 year	rr_AverageAnnualReturnYear01	(32.20%)	[7]
5 years	rr_AverageAnnualReturnYear05	(2.55%)	[7]
Since inception	rr_AverageAnnualReturnSinceInception	6.04%	[7]
Inception date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2005	[7]
Legg Mason Esemplia Emerging Markets Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.95%	[3]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.83%	[5]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.78%
1 year	rr_ExpenseExampleYear01	781
3 years	rr_ExpenseExampleYear03	1,570
5 years	rr_ExpenseExampleYear05	2,363
10 years	rr_ExpenseExampleYear10	4,422
1 year	rr_ExpenseExampleNoRedemptionYear01	281
3 years	rr_ExpenseExampleNoRedemptionYear03	1,270
5 years	rr_ExpenseExampleNoRedemptionYear05	2,263
10 years	rr_ExpenseExampleNoRedemptionYear10	4,422
1 year	rr_AverageAnnualReturnYear01	(32.21%)	[7]
5 years	rr_AverageAnnualReturnYear05	(2.47%)	[7]
Since inception	rr_AverageAnnualReturnSinceInception	4.22%	[7]
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 11, 2005	[7]
Legg Mason Esemplia Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.04%	[3]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.92%	[5]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.14%)	[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.78%
1 year	rr_ExpenseExampleYear01	381
3 years	rr_ExpenseExampleYear03	1,091
5 years	rr_ExpenseExampleYear05	1,919
10 years	rr_ExpenseExampleYear10	4,068
1 year	rr_ExpenseExampleNoRedemptionYear01	281
3 years	rr_ExpenseExampleNoRedemptionYear03	1,091
5 years	rr_ExpenseExampleNoRedemptionYear05	1,919
10 years	rr_ExpenseExampleNoRedemptionYear10	4,068
1 year	rr_AverageAnnualReturnYear01	(29.33%)	[7]
5 years	rr_AverageAnnualReturnYear05	(2.27%)	[7]
Since inception	rr_AverageAnnualReturnSinceInception	4.16%	[7]
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 07, 2005	[7]
Legg Mason Esemplia Emerging Markets Equity Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.96%	[3],[8]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.09%	[5]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.03%
1 year	rr_ExpenseExampleYear01	206
3 years	rr_ExpenseExampleYear03	854
5 years	rr_ExpenseExampleYear05	1,528
10 years	rr_ExpenseExampleYear10	3,328
1 year	rr_ExpenseExampleNoRedemptionYear01	206
3 years	rr_ExpenseExampleNoRedemptionYear03	854
5 years	rr_ExpenseExampleNoRedemptionYear05	1,528
10 years	rr_ExpenseExampleNoRedemptionYear10	3,328
Legg Mason Esemplia Emerging Markets Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.96%	[3],[8]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.34%	[5]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.28%
1 year	rr_ExpenseExampleYear01	231
3 years	rr_ExpenseExampleYear03	929
5 years	rr_ExpenseExampleYear05	1,650
10 years	rr_ExpenseExampleYear10	3,560
1 year	rr_ExpenseExampleNoRedemptionYear01	231
3 years	rr_ExpenseExampleNoRedemptionYear03	929
5 years	rr_ExpenseExampleNoRedemptionYear05	1,650
10 years	rr_ExpenseExampleNoRedemptionYear10	3,560
Legg Mason Esemplia Emerging Markets Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.96%	[3],[8]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.84%	[5]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.78%
1 year	rr_ExpenseExampleYear01	281
3 years	rr_ExpenseExampleYear03	1,075
5 years	rr_ExpenseExampleYear05	1,888
10 years	rr_ExpenseExampleYear10	4,003
1 year	rr_ExpenseExampleNoRedemptionYear01	281
3 years	rr_ExpenseExampleNoRedemptionYear03	1,075
5 years	rr_ExpenseExampleNoRedemptionYear05	1,888
10 years	rr_ExpenseExampleNoRedemptionYear10	4,003
Legg Mason Esemplia Emerging Markets Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.86%	[3]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.74%	[5]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.36%)	[6]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.38%
1 year	rr_ExpenseExampleYear01	140
3 years	rr_ExpenseExampleYear03	721
5 years	rr_ExpenseExampleYear05	1,328
10 years	rr_ExpenseExampleYear10	2,970
1 year	rr_ExpenseExampleNoRedemptionYear01	140
3 years	rr_ExpenseExampleNoRedemptionYear03	721
5 years	rr_ExpenseExampleNoRedemptionYear05	1,328
10 years	rr_ExpenseExampleNoRedemptionYear10	2,970
1 year	rr_AverageAnnualReturnYear01	(27.66%)	[7]
5 years	rr_AverageAnnualReturnYear05	(0.60%)	[7]
Since inception	rr_AverageAnnualReturnSinceInception	7.70%	[7]
Inception date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2005	[7]
Legg Mason Esemplia Emerging Markets Equity Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(32.62%)	[7]
5 years	rr_AverageAnnualReturnYear05	(3.28%)	[7]
Since inception	rr_AverageAnnualReturnSinceInception	5.01%	[7]
Inception date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2005	[7]
Legg Mason Esemplia Emerging Markets Equity Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(20.93%)	[7]
5 years	rr_AverageAnnualReturnYear05	(2.42%)	[7]
Since inception	rr_AverageAnnualReturnSinceInception	4.78%	[7]
Inception date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2005	[7]
Legg Mason Esemplia Emerging Markets Equity Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(18.42%)
5 years	rr_AverageAnnualReturnYear05	2.40%
Since inception	rr_AverageAnnualReturnSinceInception
Legg Mason Esemplia Emerging Markets Equity Fund | Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(8.97%)
5 years	rr_AverageAnnualReturnYear05	3.01%
Since inception	rr_AverageAnnualReturnSinceInception

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	"Other expenses" for Class A, Class B, Class C, Class FI, Class R, Class R1 and Class I shares have been restated to reflect current fees.
[4]	Acquired fund fees and expenses are estimated for the current fiscal year. Actual expenses may differ from estimates.
[5]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's historical operating expenses and do not include acquired fund fees and expenses.
[6]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage (including prime broker fees), taxes, extraordinary expenses, dividend expenses, fees for management of collateral and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 2.00% for Class A shares, 2.75% for Class B shares, 2.75% for Class C shares, 2.00% for Class FI shares, 2.25% for Class R shares, 2.75% for Class R1 shares and 1.35% for Class I shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[7]	For Class A shares, Class B shares, Class C shares and Class I shares, each for the period from the class' commencement of operations to December 31, 2011, the average annual total return of the MSCI Emerging Markets Index was 10.88%, 8.63%, 8.57% and 10.37%, respectively, and the average annual total return of the composite benchmark was 7.38%, 6.31%, 6.27% and 7.12%, respectively.
[8]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.